Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017
Income Taxes [Line Items]
Provision for income taxes	$ 457,000	$ 865,000
Income (loss) before income taxes	(1,443,000)	1,109,000
Excess tax benefits related to exercise of share options		$ 466,000
Liabilities for uncertain tax positions	4,900,000		$ 4,900,000
Accrued interest or penalties related to uncertain tax positions	0		$ 0
ASU 2016-09 [Member]
Income Taxes [Line Items]
Increase in accumulated deficit and additional paid-in-capital	100,000
US and South Africa [Member]
Income Taxes [Line Items]
Excess tax benefits related to exercise of share options	$ 1,200,000